SIGNIFICANT ACCOUNTING POLICIES - Intangible Assets (Details)	12 Months Ended
Dec. 31, 2020
Computer software
Intangible assets
Estimated useful lives	5 years
Golf membership
Intangible assets
Estimated useful lives	10 years